Retirement Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Retirement Benefits [Abstract]
Defined contribution plan, minimum employee age requirement for participation	21 years
Defined contribution plan, minimum days of service required for participation	60 days
Defined contribution plan, employer matching contribution, percent of employees' gross pay	3.00%
Defined contribution plan, cost	$ 0	$ 33,600	$ 33,000
Defined contribution plan, employer discretionary contribution amount	$ 377,724	$ 292,204	$ 230,146